CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Jun. 14, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	22,764,527
Common stock, shares, issued (in shares)	26,659,711	25,290,270	17,862,108
Common stock, shares, outstanding (in shares)	26,659,711	25,290,270	17,862,108